Accounts payable and accured liabilities	12 Months Ended
Nov. 30, 2022
Trade and Accrued Payables [Abstract]
Accounts payable and accured liabilities
15.	Accounts payable and accrued liabilities

	Note	2022	2021

Trade payables		$12,886	$15,526

Accrued liabilities and other payables		18,951	19,932

Salaries and benefits due to key management personnel	29	3,387	880

Employee salaries and benefits payable		1,298	1,942

Liability related to deferred stock unit plan	21(d)	589	710

Accrued interest payable on convertible unsecured senior notes and long-term loan	18 and 19	1,108	1,386

TaiMed milestone (a)	13	2,846	-

		$41,065	$40,376

(a)
On October 3, 2022, the Company announced that the United States Food and Drug Administration approved Trogarzo
®
(ibalizumab-uiyk) for administration by intravenous (IV) push, a method by which the undiluted medication is “pushed” by syringe for faster administration into the body’s circulation.
Under the TaiMed agreement, the Company has additional contingent cash-based milestones based on the attainment of the above milestones. Accordingly a $
3,000 cash payment, payable in two equal annual installments of $1,500 has been accrued. The second payment has been discounted to reflect the effective interest rate of the liability due in one year.